PIONEER VARIABLE CONTRACTS TRUST

Pioneer Mid Cap Value VCT Portfolio — Class I and II Shares

Schedule of Investments
March 31, 2021

Schedule of Investments | 3/31/21 (unaudited)

Shares		Value
	UNAFFILIATED ISSUERS - 99.3%
	COMMON STOCKS - 98.7% of Net Assets
	Aerospace & Defense - 1.1%
70,663	Spirit AeroSystems Holdings, Inc.	$3,437,755
	Total Aerospace & Defense	$3,437,755
	Airlines - 1.6%
99,159(a)	Delta Air Lines, Inc.	$4,787,397
	Total Airlines	$4,787,397
	Auto Components - 1.1%
71,954	BorgWarner, Inc.	$3,335,787
	Total Auto Components	$3,335,787
	Banks - 10.0%
105,902	Citizens Financial Group, Inc.	$4,675,573
55,929	East West Bancorp, Inc.	4,127,560
120,795	First Hawaiian, Inc.	3,306,159
35,205	First Republic Bank	5,870,434
47,584	M&T Bank Corp.	7,214,210
6,710	Signature Bank/New York NY	1,517,131
71,611	Zions Bancorp N.A.	3,935,741
	Total Banks	$30,646,808
	Building Products - 1.4%
25,752	Trane Technologies Plc	$4,263,501
	Total Building Products	$4,263,501
	Capital Markets - 1.2%
26,114	Artisan Partners Asset Management, Inc.	$1,362,368
16,316	Nasdaq, Inc.	2,405,957
	Total Capital Markets	$3,768,325
	Chemicals - 7.3%
42,890	Celanese Corp.	$6,425,351
169,317	Element Solutions, Inc.	3,096,808
146,907	Huntsman Corp.	4,235,328
36,365	PPG Industries, Inc.	5,464,205
172,053	Tronox Holdings Plc	3,148,570
	Total Chemicals	$22,370,262
	Consumer Durables & Apparel - 1.1%
124,275	Newell Brands, Inc.	$3,328,084
	Total Consumer Durables & Apparel	$3,328,084
	Containers & Packaging - 2.4%
28,338	Ball Corp.	$2,401,362
266,466	Graphic Packaging Holding Co.	4,839,023
	Total Containers & Packaging	$7,240,385
	Electric Utilities - 1.7%
53,415	Entergy Corp.	$5,313,190
	Total Electric Utilities	$5,313,190
	Electrical Equipment - 1.5%
33,672	Eaton Corp. Plc	$4,656,164
	Total Electrical Equipment	$4,656,164
	Electronic Equipment, Instruments & Components - 5.0%
20,022	CDW Corp.	$3,318,647
78,918	Corning, Inc.	3,433,722
33,657	Dolby Laboratories, Inc.	3,322,619
15,670(a)	Keysight Technologies, Inc.	2,247,078
69,986	National Instruments Corp.	3,022,345
	Total Electronic Equipment, Instruments & Components	$15,344,411
	Energy Equipment & Services - 1.7%
196,539	Schlumberger, Ltd.	$5,343,895
	Total Energy Equipment & Services	$5,343,895
	Equity Real Estate Investment Trusts (REITs) - 9.8%
6,796	Alexandria Real Estate Equities, Inc.	$1,116,583
12,552	Camden Property Trust	1,379,590
51,944	Duke Realty Corp.	2,178,012
21,917	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,229,544
83,808(a)	Host Hotels & Resorts, Inc.	1,412,165
147,225	Kimco Realty Corp.	2,760,469
43,439	Omega Healthcare Investors, Inc.	1,591,170
118,400(a)	Outfront Media, Inc.	2,584,672
185,320(a)	Park Hotels & Resorts, Inc.	3,999,206
30,947	Safehold, Inc.	2,169,385
25,906	SL Green Realty Corp.	1,813,161
12,288	Sun Communities, Inc.	1,843,691
59,826	UDR, Inc.	2,623,968
113,251	VICI Properties, Inc.	3,198,208
	Total Equity Real Estate Investment Trusts (REITs)	$29,899,824
	Food & Staples Retailing - 0.8%
30,273	Sysco Corp.	$2,383,696
	Total Food & Staples Retailing	$2,383,696
Shares		Value
	Food Products - 1.0%
205,884(a)	Hostess Brands, Inc.	$2,952,377
	Total Food Products	$2,952,377
	Health Care Equipment & Supplies - 3.7%
14,315	STERIS Plc	$2,726,721
6,112	West Pharmaceutical Services, Inc.	1,722,239
43,232	Zimmer Biomet Holdings, Inc.	6,920,579
	Total Health Care Equipment & Supplies	$11,369,539
	Health Care Providers & Services - 2.3%
35,688	McKesson Corp.	$6,960,588
	Total Health Care Providers & Services	$6,960,588
	Hotels, Restaurants & Leisure - 4.0%
24,346	Darden Restaurants, Inc.	$3,457,132
25,824(a)	Hilton Worldwide Holdings, Inc.	3,122,638
91,974(a)	International Game Technology Plc	1,476,182
65,412	MGM Resorts International	2,485,002
63,437(a)	Norwegian Cruise Line Holdings, Ltd.	1,750,227
	Total Hotels, Restaurants & Leisure	$12,291,181
	Household Durables - 1.9%
35,496	Lennar Corp.	$3,593,260
10,523	Whirlpool Corp.	2,318,743
	Total Household Durables	$5,912,003
	Information Technology - 1.4%
22,868	MKS Instruments, Inc.	$4,240,185
	Total Information Technology	$4,240,185
	Insurance - 6.1%
84,215	Aflac, Inc.	$4,310,124
11,800	Assurant, Inc.	1,672,886
92,333	Hartford Financial Services Group, Inc.	6,166,921
40,579	Lincoln National Corp.	2,526,854
185,592	Old Republic International Corp.	4,053,329
	Total Insurance	$18,730,114
	Internet & Direct Marketing Retail - 2.0%
34,821(a)	Expedia, Inc.	$5,993,391
	Total Internet & Direct Marketing Retail	$5,993,391
	Machinery - 9.2%
38,179	AGCO Corp.	$5,484,413
29,119	Donaldson Co., Inc.	1,693,561
79,438	Flowserve Corp.	3,082,989
115,978(a)	Ingersoll Rand, Inc.	5,707,277
14,395	Oshkosh Corp.	1,708,111
53,034	PACCAR, Inc.	4,927,919
16,598	Stanley Black & Decker, Inc.	3,314,123
28,349	Timken Co.	2,301,088
	Total Machinery	$28,219,481
	Materials - 0.5%
15,476	Crown Holdings, Inc.	$1,501,791
	Total Materials	$1,501,791
	Media - 1.1%
75,532(a)	Liberty Media Corp.-Liberty SiriusXM	$3,331,717
	Total Media	$3,331,717
	Metals & Mining - 2.3%
42,469(a)	Freeport-McMoRan, Inc.	$1,398,504
36,175	Reliance Steel & Aluminum Co.	5,509,091
	Total Metals & Mining	$6,907,595
	Multiline Retail - 0.8%
11,913	Dollar General Corp.	$2,413,812
	Total Multiline Retail	$2,413,812
	Multi-Utilities - 2.8%
126,948	CenterPoint Energy, Inc.	$2,875,372
93,089	Public Service Enterprise Group, Inc.	5,604,889
	Total Multi-Utilities	$8,480,261
	Oil, Gas & Consumable Fuels - 2.0%
116,559	Marathon Petroleum Corp.	$6,234,741
	Total Oil, Gas & Consumable Fuels	$6,234,741
	Professional Services - 0.6%
18,282	ManpowerGroup, Inc.	$1,808,090
	Total Professional Services	$1,808,090
	Real Estate Management & Development - 1.1%
41,016(a)	CBRE Group, Inc.	$3,244,776
	Total Real Estate Management & Development	$3,244,776
	Road & Rail - 2.4%
20,152	JB Hunt Transport Services, Inc.	$3,386,947
15,411	Kansas City Southern	4,067,271
	Total Road & Rail	$7,454,218
	Software - 1.1%
27,565(a)	Manhattan Associates, Inc.	$3,235,580
	Total Software	$3,235,580
Shares		Value
	Specialty Retail - 3.8%
60,724(a)	AutoNation, Inc.	$5,660,691
45,845	Foot Locker, Inc.	2,578,781
3,193(a)	O'Reilly Automotive, Inc.	1,619,649
51,572(a)	Urban Outfitters, Inc.	1,917,963
	Total Specialty Retail	$11,777,084
	Textiles, Apparel & Luxury Goods - 0.9%
23,167(a)	Ralph Lauren Corp.	$2,853,248
	Total Textiles, Apparel & Luxury Goods	$2,853,248
	TOTAL COMMON STOCKS
	(Cost $222,512,249)	$302,031,256
Principal Amount USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATION - 0.6% of Net Assets
2,000,000(b)	U.S. Treasury Floating Rate Note, 0.174% (3 Month U.S. Treasury Bill Money Market Yield + 15 bps), 1/31/22	$2,002,473
	TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATION
	(Cost $2,002,133)	$2,002,473
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 99.3%
	(Cost $224,514,382)	$304,033,729
	OTHER ASSETS AND LIABILITIES - 0.7%	$2,086,690
	NET ASSETS - 100.0%	$306,120,419

bps	Basis Points.
REIT	Real Estate Investment Trust.

(a)	Non-income producing security.
(b)	Floating rate note. Coupon rate, reference index and spread shown at March 31, 2021.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels below.

Level 1 - unadjusted quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of March 31, 2021, in valuing the Portfolio's investments:

	Level 1	Level 2	Level 3	Total
Common Stocks	$302,031,256	$–	$–	$302,031,256
U.S. Government and Agency Obligation	–	2,002,473	–	2,002,473
Total Investments in Securities	$302,031,256	$2,002,473	$–	$304,033,729

For the three months ended March 31, 2021, there were no transfers in or out of Level 3.

Pioneer Mid Cap Value VCT Portfolio | 3/31/21